RECD S.E.C.
DEC 1 0 2007
1086

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

[redacted]

07082303

By Facsimile and First Class Mail

December 10, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS 001-33858

Dear Ms. Peters:

This is to certify that on November 29, 2007, The Nasdaq Stock Market (the "Exchange") received from ChinaEdu Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

PROCESSED
DEC 17 2007
THOMSON FINANCIAL

American depositary shares, each representing three ordinary shares

Ordinary shares, US$0.01 par value per share*

*Application to be made for listing, not for trading, but only in connection with the registration of the American Depositary Shares pursuant to requirements of the Securities and Exchange Commission.

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END